Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between the compensation of our CEO and NEOs and certain financial performance measures of Primo Brands. For further information on Primo Brands’ pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

							Value of an initial $100 Investment:
Year	Summary Compensation Table Total for First CEO[1,2]	Compensation Actually Paid to First CEO[1,3]	Summary Compensation Table Total for Second CEO[1,2]	Compensation Actually Paid to Second CEO[1,3]	Average Summary Compensation Table Total for Non-CEO NEOs[2,3]	Average Compensation Actually Paid to Non-CEO NEOs[2,4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income/ (Loss) (millions)[7]	Adjusted EBITDA (millions)[8]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(I)
2025	$6,590,162	($4,592,853)	$14,908,092 (1)	$16,071,378	$2,223,162	($652,303)	$65.43	$96.13	$75.6	$1,446.8
2024	$25,990,984	$29,930,013	N/A	N/A	$5,650,276	$7,486,462	$121.05	$94.56	($12.6)	$1,352.5

(1)	Amounts include $327,609 which relate solely to Mr. Foss’s services as a director prior to the commencement of his employment as Chief Executive Officer.
(2)	The dollar amounts reported in column (b) through (e) reflect the following individuals:

Year	CEO	Non-CEO NEOs
2025	Mr. Rietbroek (First CEO) and Mr. Foss (Second CEO)	Mr. Austin, Mr. Ausher, Mr. Hass, Ms. Poe, and Ms. Kim
2024	Mr. Rietbroek	Mr. Austin, Mr. Hass, Ms. Poe, and Ms. Kim

(3)
The dollar amounts reported in column (b) reflect the total compensation reported for our CEO during the applicable year, while the dollar amounts reported in column (d) reflect the average total compensation reported for the NEOs (excluding our CEO) during the applicable year, in the “Total” column in the Summary Compensation Table.

(4)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2024		2025
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	CEO	Average for Non-CEO NEOs	First CEO	Second CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276	$6,590,162	$14,908,092	$2,223,162
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)	$0	($14,418,944)	($1,314,341)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492	$0	$15,365,755	$961,840
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466	($1,540,088)	$0	($2,308,288)
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0	$0	$174,982	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285	($3,672,335)	$0	($300,998)
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	0	$0	($5,988,440)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686	$17,848	$41,494	$86,321
Compensation Actually Paid	$29,930,013	$7,486,462	($4,592,853)	$16,071,378	($652,303)

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

(5)
The amounts in column (f) represent the cumulative return on a fixed investment of $100 in Primo Brands’ common stock, for the period beginning on November 11, 2024, the date Primo Brands’ common stock commenced trading on the New York Stock Exchange, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)
The amounts in column (g) represent the cumulative return on a fixed investment of $100 in the custom peer group for the period beginning on November 11, 2024, through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group for 2025 includes The Boston Beer Company, Inc., The Campbell’s Company, Clean Harbors, Inc., Coca-Cola Consolidated, Inc., Flower Foods, Inc., General Mills, Inc., The Hershey Company, The J.M. Smucker Company, Keurig Dr Pepper Inc., Lamb Weston Holdings, Inc., Molson Coors Beverage Company, Monster Beverage Corporation, Post Holdings, Inc., Waste Connections, Inc., and XPO, Inc. WK Kellog Co was acquired in 2025 and is thus not included in the calculation for fiscal year 2025.

(7)	The dollar amounts reported represent the net income reflected in Primo Brands audited financial statements for the applicable year.
(8)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA, formerly referred to as Combined Adjusted EBITDA in the year of the business combination, is the financial performance measure that, in Primo Brands’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA is a non-GAAP measure and is calculated from our audited financial statements as follows: net income (loss) before interest and financing expense, net, provision for (benefit from) income taxes, and depreciation and amortization, further adjusted for acquisition, integration and restructuring expenses, share-based compensation costs, unrealized loss (gain) on foreign exchange and commodity forwards, loss on disposal of property, plant and equipment, net, gain on extinguishment of debt, management fees, and other adjustments, net. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on pages 47 and 48 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(2)	The dollar amounts reported in column (b) through (e) reflect the following individuals:

Year	CEO	Non-CEO NEOs
2025	Mr. Rietbroek (First CEO) and Mr. Foss (Second CEO)	Mr. Austin, Mr. Ausher, Mr. Hass, Ms. Poe, and Ms. Kim
2024	Mr. Rietbroek	Mr. Austin, Mr. Hass, Ms. Poe, and Ms. Kim

Peer Group Issuers, Footnote
(6)
The amounts in column (g) represent the cumulative return on a fixed investment of $100 in the custom peer group for the period beginning on November 11, 2024, through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group for 2025 includes The Boston Beer Company, Inc., The Campbell’s Company, Clean Harbors, Inc., Coca-Cola Consolidated, Inc., Flower Foods, Inc., General Mills, Inc., The Hershey Company, The J.M. Smucker Company, Keurig Dr Pepper Inc., Lamb Weston Holdings, Inc., Molson Coors Beverage Company, Monster Beverage Corporation, Post Holdings, Inc., Waste Connections, Inc., and XPO, Inc. WK Kellog Co was acquired in 2025 and is thus not included in the calculation for fiscal year 2025.

Changed Peer Group, Footnote
(6)
The amounts in column (g) represent the cumulative return on a fixed investment of $100 in the custom peer group for the period beginning on November 11, 2024, through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group for 2025 includes The Boston Beer Company, Inc., The Campbell’s Company, Clean Harbors, Inc., Coca-Cola Consolidated, Inc., Flower Foods, Inc., General Mills, Inc., The Hershey Company, The J.M. Smucker Company, Keurig Dr Pepper Inc., Lamb Weston Holdings, Inc., Molson Coors Beverage Company, Monster Beverage Corporation, Post Holdings, Inc., Waste Connections, Inc., and XPO, Inc. WK Kellog Co was acquired in 2025 and is thus not included in the calculation for fiscal year 2025.

Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2024		2025
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	CEO	Average for Non-CEO NEOs	First CEO	Second CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276	$6,590,162	$14,908,092	$2,223,162
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)	$0	($14,418,944)	($1,314,341)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492	$0	$15,365,755	$961,840
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466	($1,540,088)	$0	($2,308,288)
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0	$0	$174,982	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285	($3,672,335)	$0	($300,998)
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	0	$0	($5,988,440)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686	$17,848	$41,494	$86,321
Compensation Actually Paid	$29,930,013	$7,486,462	($4,592,853)	$16,071,378	($652,303)

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Non-PEO NEO Average Total Compensation Amount			$ 2,223,162	$ 5,650,276
Non-PEO NEO Average Compensation Actually Paid Amount			$ (652,303)	7,486,462
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2024		2025
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	CEO	Average for Non-CEO NEOs	First CEO	Second CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276	$6,590,162	$14,908,092	$2,223,162
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)	$0	($14,418,944)	($1,314,341)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492	$0	$15,365,755	$961,840
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466	($1,540,088)	$0	($2,308,288)
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0	$0	$174,982	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285	($3,672,335)	$0	($300,998)
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	0	$0	($5,988,440)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686	$17,848	$41,494	$86,321
Compensation Actually Paid	$29,930,013	$7,486,462	($4,592,853)	$16,071,378	($652,303)

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Non-CEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income			Relationship between CAP vs. Net Income The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Non-CEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure			Relationship between CAP vs. Adjusted EBITDA The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Non-CEO NEOs against the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Non-CEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by Primo Brands to link executive compensation to Company performance during fiscal year 2025 were:
Primo Brands
•	Adjusted EBITDA
•	Revenue
•	Free Cash Flow

Total Shareholder Return Amount			$ 65.43	121.05
Peer Group Total Shareholder Return Amount			$ 96.13	$ 94.56
Company Selected Measure Amount			1,446,800,000	1,352,500,000
PEO Name	Mr. Foss	Mr. Rietbroek		Mr. Rietbroek
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent			$ 75,600,000	$ (12,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(8)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA, formerly referred to as Combined Adjusted EBITDA in the year of the business combination, is the financial performance measure that, in Primo Brands’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA is a non-GAAP measure and is calculated from our audited financial statements as follows: net income (loss) before interest and financing expense, net, provision for (benefit from) income taxes, and depreciation and amortization, further adjusted for acquisition, integration and restructuring expenses, share-based compensation costs, unrealized loss (gain) on foreign exchange and commodity forwards, loss on disposal of property, plant and equipment, net, gain on extinguishment of debt, management fees, and other adjustments, net. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on pages 47 and 48 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Mr. Rietbroek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,590,162	25,990,984
PEO Actually Paid Compensation Amount			(4,592,853)	29,930,013
Mr. Foss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,908,092
PEO Actually Paid Compensation Amount			16,071,378
Employee Benefits and Share-Based Compensation			327,609
PEO | Mr. Rietbroek [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(22,813,887)
PEO | Mr. Rietbroek [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	26,107,835
PEO | Mr. Rietbroek [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,540,088)	0
PEO | Mr. Rietbroek [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Rietbroek [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,672,335)	0
PEO | Mr. Rietbroek [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,988,440)	0
PEO | Mr. Rietbroek [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,848	645,081
PEO | Mr. Foss [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,418,944)
PEO | Mr. Foss [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,365,755
PEO | Mr. Foss [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Foss [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			174,982
PEO | Mr. Foss [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Foss [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Foss [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,494
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,314,341)	(3,812,742)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			961,840	2,445,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,308,288)	2,603,466
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(300,998)	486,285
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 86,321	$ 113,686